ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS AND NOTES RECEIVABLE [Abstract]
Schedule of accounts receivable
	As of December 31,
	2016	2017

Accounts receivable	$7,541	$9,116
Allowance of doubtful accounts	(2,839)	(2,856)

Accounts receivable, net	$4,702	$6,260

Schedule of movement of allowance for doubtful accounts
	As of December 31,
	2015	2016	2017

Balance at beginning of year	$2,946	$3,252	$2,839
Charge to expenses	788	(205)	46
Exchange difference	(482)	(208)	(29)

Balance at end of year	$3,252	$2,839	$2,856